Offerings - Offering: 1	May 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	8,455,883
Proposed Maximum Offering Price per Unit	17.00
Maximum Aggregate Offering Price	$ 143,750,011.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,851.88
Offering Note	(1) The registration fee is calculated in accordance with Rule 457(r) of the Securities Act and represents deferred payment of the registration fees in connection with the Registrant's registration statement on Form S-3ASR (Registration No. 333-290056) paid with the filing of this prospectus supplement. (2) Assumes exercise in full of the underwriters' option to purchase up to 1,102,941 additional shares of common stock.